Shareholder Report, Line Graph (Details) - USD ($)	Sep. 25, 2023	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023
C000245003
Account Value [Line Items]
Line Graph and Table Measure Name	GGM Macro Alignment ETF
Account Value	$ 10,000	$ 11,546	$ 11,276	$ 11,023	$ 11,103	$ 10,733	$ 11,007	$ 10,697	$ 10,581	$ 10,641	$ 10,140	$ 9,596	$ 9,792
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 13,201	$ 12,889	$ 12,734	$ 12,293	$ 11,712	$ 12,211	$ 11,830	$ 11,230	$ 11,045	$ 10,565	$ 9,681	$ 9,889